Convertible Notes, Exchangeble Notes and Trust Preferred Securities (Details) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Convertible Notes, Exchangeable Notes, and Trust Preferred Securities [Member]		Dec. 31, 2011 Six Percent Convertible Guaranteed Note [Member]	Dec. 31, 2010 Six Percent Convertible Guaranteed Note [Member]	Dec. 31, 2009 Six Percent Convertible Guaranteed Note [Member]	Mar. 31, 2010 Six Percent Convertible Guaranteed Note [Member]	Dec. 31, 2011 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2010 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2009 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2007 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2007 Six Point Eight Zero Four Percent Trust Preferred Securities [Member]	Dec. 31, 2011 Six Point Eight Zero Four Percent Trust Preferred Securities [Member]	Dec. 31, 2010 Six Point Eight Zero Four Percent Trust Preferred Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument amount							$ 115,000,000	$ 115,000,000		$ 115,000,000	$ 62,150,000	$ 62,150,000		$ 450,000,000	$ 200,000,000
Debt interest rate percentage										6.00%				5.45%	6.80%
Percent of notes required to be repurchased at the option of the holders on set dates	100.00%
Convertible debt conversion ratio							142.6917
Convertible debt conversion price							$ 7.01
Exchangeable note exchange price														19.49
Original debt conversion amount												25,500,000	123,350,000
Repurchase of exchangeable notes		0	25,493,000	101,006,000								25,493,000	101,006,000
Debt satisfaction gains (charges)												(760,000)	17,355,000
Write-offs of debt discount and deferred financing costs												768,000	4,989,000
Carrying amount of debt component							105,149,000	103,211,000			62,102,000	61,438,000
Carrying amount of equity component							13,134,000	13,134,000			20,293,000	20,293,000
Effective interest rate							8.10%	7.50%			7.00%	7.00%
Aggregate if-converted value in excess of aggregate principal amount							7,907,000	14,036,000			0	0
Coupon interest							6,900,000	6,408,000	0		3,387,000	3,504,000	7,554,000
Discount amortization							1,938,000	1,776,000	0		664,000	689,000	1,479,000
Interest Expense							8,838,000	8,184,000	0		4,051,000	4,193,000	9,033,000
Description of variable rate basis															three month LIBOR plus 170 basis points
Basis spread on variable rate															1.70%
Principal amount outstanding on Trust Preferred Securities																129,120,000	129,120,000
Scheduled Principal Payments for Debt Instruments [Abstract]
2012					62,150,000	[1]
2013					0
2014					0
2015					0
2016					0
Thereafter					244,120,000
Long-term Debt, Gross					306,270,000
Debt discount					(9,899,000)		(9,851,000)	(11,789,000)			(48,000)	(712,000)
Long-term debt					$ 296,371,000

[1]	Although the 5.45% Exchangeable Guaranteed Notes matured in 2027, the notes were put to the Company in 2012.